FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income

	For the years ended December 31,
	2019	2018	2017
Accumulated derivatives income / (loss), beginning of the year, net of tax of 59 and 85 and (26), respectively	237	340	(103)
Fair value adjustments on hedging derivatives, net of tax of (773) and 840 and (628), respectively	(3,094)	3,362	(2,512)
Amounts reclassified to loss / (profit) for the year during the period - forecast transaction no longer expected to occur, net of tax of 3 and (126) and nil, respectively	12	(505)	—
Amounts reclassified to loss / (profit) for the year during the period - hedged item has affected profit or loss, net of tax of 711 and (740) and 739, respectively	2,845	(2,960)	2,955
Accumulated derivatives income, end of the year, net of tax of nil and 59 and 85, respectively	—	237	340

Schedule of sensitivity to a reasonably possible change in USD and EUR exchange rates

		USD - effect on		EUR - effect on
	Change	profit before tax	Change	profit before tax
	in rate, USD	RUB mln	in rate, EUR	RUB mln
2019	+5%	2,516	+1%	120
	-5%	(2,516)	-1%	(120)
2018	+1%	(176)	+1%	152
	-1%	176	-1%	(152)
2017	+5%	(447)	+5%	830
	-5%	447	-5%	(830)

Schedule of exposure to credit risk

	December 31,
	2019	2018
Deposits and loans issued	94,757	83,865
Trade and other receivables	39,151	37,143
Cash and cash equivalents	38,070	84,075
Notes	15,957	31,235
Securities held by MTS Bank	13,273	22,487
Mutual funds	9,349	—
Assets in Sistema Capital trust management	8,195	11,644
Contingent consideration	2,013	—
Derivative financial instruments	370	6,074